FINANCIAL INSTRUMENTS (Detail Textuals 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Hypothetical percentage specified for increase or decrease in market price of company share price	10.00%
Gain (loss) from derivatives instruments, net	$ 2,433	$ 3,925	$ (216)